Note 31	6 Months Ended
Jun. 30, 2021
Other Contingent Assets And Liabilities [Abstract]
Disclosure of Other Contingent Assets And Liabilities [Text Block]	Other contingent assets and liabilitiesAs of June 30, 2021 and December 31, 2020, there were no material contingent assets or liabilities other than those disclosed in the accompanying notes to the condensed interim Consolidated Financial Statements.